Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-39069
Entity Registrant Name	Aprea Therapeutics, Inc.
Entity Central Index Key	0001781983
Entity Tax Identification Number	84-2246769
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3805 Old Easton Road
Entity Address, City or Town	Doylestown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18902
City Area Code	215
Local Phone Number	948-4119
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	APRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false